Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 31, 2025	Aug. 31, 2025	Jul. 31, 2025
Subsequent Events [Line Items]
Purchase of warrants	1,638,062		1,638,062
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase amount		$ 4,203	$ 4,203
Capital volume weighted average price		$ 2.57	$ 2.57
Percentage of market price	3.00%	3.00%
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Events [Line Items]
Purchase of warrants		1,638,062